Current Financial Assets - Additional Details (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Financial Assets
Current financial assets	$ 0	$ 10,000,880
Convertible notes
Current Financial Assets
Current financial assets		$ 10,000,000